Reinsurance - Premiums and contract charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of reinsurance on revenue
Direct premiums and contract charges	$ 174,812	$ 203,614	$ 199,289
Total premiums and contract charges	157,418	185,766	180,641
Direct life and annuity contract benefits	445,983	272,200	248,008
Contract benefits, net of reinsurance	434,641	259,013	237,578
Effects of reinsurance on cost and expenses
Direct interest credited to contractholder funds	88,814	90,758	96,002
Ceded interest credited to contractholder funds	(4,503)	(4,307)	(4,533)
Interest credited to contractholder funds	84,324	86,464	91,482
Non-affiliate
Effects of reinsurance on revenue
Assumed premiums and contract charges	588	697	685
Ceded premiums and contract charges	(15,674)	(16,359)	(17,361)
Assumed life and annuity contract benefits	324	500	586
Life and annuity contract benefits, reinsurance ceded	(10,721)	(11,333)	(10,961)
Effects of reinsurance on cost and expenses
Assumed interest credited to contractholder funds	13	13	13
Ceded interest credited to contractholder funds	(4,503)	(4,307)	(4,533)
Affiliate
Effects of reinsurance on revenue
Ceded premiums and contract charges	(2,308)	(2,186)	(1,972)
Life and annuity contract benefits, reinsurance ceded	$ (945)	$ (2,354)	$ (55)